Share Capital (Details) - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Directors [Member]
Number of options granted	162,713	286,390
Exercise price range	$ 11.06	$ 5.07
Vesting period range	4 years	4 years
Expiration	10 years	7 years
Consultants [Member]
Number of options granted		5,000
Exercise price range		$ 5.07
Vesting period range		4 years
Expiration		7 years
Employees [Member]
Number of options granted	317,909	230,000
Exercise price range	$ 10.08	$ 5.07
Vesting period range	4 years	4 years
Expiration	10 years	7 years